CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities:
Net cash provided by (used in) operating activities	$ (6,815,957)	$ 7,683,011
Investing activities:
Cash paid for purchase of property and equipment and intangible assets	(311,025)	(266,195)
Payment of consideration payable in connection with long-term investments		(107,687)
Net cash provided by (used in) investing activities	(311,025)	(373,882)
Financing activities:
Proceeds from short-term bank borrowings	1,391,999	7,134,495
Repayment of short-term bank borrowings	(3,945,105)	(5,906,322)
Proceeds from collection of advances to the Founders		680,540
Payments of initial public offering ("IPO") cost	(956,248)	(492,977)
Net cash provided by financing activities	(3,509,354)	1,415,736
Effect of foreign currency exchange rate changes on cash and cash equivalents and restricted cash	199,983	(128,483)
Net increase (decrease) in cash, cash equivalents and restricted cash	(10,436,353)	8,596,382
Cash, cash equivalents and restricted cash at the beginning of the period	26,773,902	15,692,810
Cash, cash equivalents and restricted cash at the end of the period	16,337,549	24,289,192
Supplemental cash flow information:
Interest paid	73,886	106,159
Non-cash investing and financing activities:
Accrual of IPO cost		37,885
Issuance of Series B+ redeemable preference shares upon conversion of convertible debts		9,651,560
Operating right-of-use assets obtained in exchange for operating lease liabilities	874,106	$ 1,686,144
Property and equipment transferred from inventories	$ 874,663